UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: October 1 – December 31, 2010

Item 1.  Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)		December 31, 2010

CORNERCAP BALANCED FUND
	Shares	Value
COMMON STOCKS (63.3%)
Aerospace & Defense (1.2%)
Raytheon Co.	4,210	$195,091

Agriculture (2.8%)
Archer-Daniels-Midland Co.	7,560	227,405
Reynolds American, Inc.	7,200	234,864

		462,269

Apparel (1.2%)
VF Corp.	2,400	206,832

Banks (5.6%)
The Bank of New York Mellon Corp.	8,100	244,620
The Goldman Sachs Group, Inc.	1,350	227,016
JPMorgan Chase & Co.	4,860	206,161
Wells Fargo & Co.	8,330	258,147

		935,944

Biotechnology (1.3%)
Amgen, Inc.(a)	4,000	219,600

Chemicals (1.7%)
FMC Corp.	3,500	279,615

Commercial Services (4.7%)
Apollo Group, Inc.(a)	4,630	182,839
Convergys Corp.(a)	14,180	186,751
R.R. Donnelley & Sons Co.	11,450	200,031
SAIC, Inc.(a)	13,000	206,180

		775,801

Computers (4.1%)
Computer Sciences Corp.	4,890	242,544
Hewlett-Packard Co.	4,600	193,660
Western Digital Corp.(a)	7,370	249,843

		686,047

Electric (2.4%)
NRG Energy, Inc.(a)	10,390	203,021
Public Service Enterprise Group, Inc.	6,250	198,812

		401,833

Electronic Components (1.2%)
Corning, Inc.	10,650	205,758

Electronics (1.3%)
Arrow Electronics, Inc.(a)	6,410	219,542

Engineering & Construction (1.3%)
URS Corp.(a)	5,050	210,131

Food (1.2%)
The Kroger Co.	9,140	204,370

Healthcare Products (1.4%)
Medtronic, Inc.	6,160	228,474

	Shares	Value
Healthcare Services (3.8%)
Aetna, Inc.	5,650	$172,382
CIGNA Corp.	6,830	250,388
UnitedHealth Group, Inc.	5,940	214,493

		637,263

Household Products & Wares (1.1%)
Kimberly-Clark Corp.	2,850	179,664

Insurance (2.8%)
Everest Re Group, Ltd.	2,550	216,291
Lincoln National Corp.	8,750	243,338

		459,629

Iron & Steel (1.8%)
Cliffs Natural Resources, Inc.	3,890	303,459

Media (1.2%)
The McGraw-Hill Cos., Inc.	5,700	207,537

Oil & Gas (8.1%)
ConocoPhillips	3,320	226,092
Diamond Offshore Drilling, Inc.	2,750	183,892
Ensco PLC, Sponsored ADR	4,110	219,392
Marathon Oil Corp.	6,530	241,806
Transocean, Ltd.(a)	3,400	236,334
Valero Energy Corp.	10,860	251,083

		1,358,599

Oil & Gas Services (1.3%)
National Oilwell Varco, Inc.	3,280	220,580

Pharmaceuticals (1.3%)
Pfizer, Inc.	12,380	216,774

Retail (3.5%)
Aeropostale, Inc.(a)	8,250	203,280
Darden Restaurants, Inc.	3,800	176,472
The Gap, Inc.	9,450	209,223

		588,975

Semiconductors (1.3%)
Intel Corp.	10,100	212,403

Software (1.4%)
Microsoft Corp.	8,450	235,924

Telecommunications (2.7%)
AT&T, Inc.	7,770	228,283
CenturyLink, Inc.	4,750	219,307

		447,590

Toys, Games, & Hobbies (1.6%)
Mattel, Inc.	10,400	264,472

TOTAL COMMON STOCKS (COST $8,633,479)		10,564,176

	Principal Amount	Value
CORPORATE BONDS (18.3%)
Auto Manufacturers (0.8%)
General Motors Liquidation Co.,
7.200%, 01/15/2011(b)	$420,000	$141,750

Banks (4.4%)
Barclays Bank PLC,
4.000%, 09/30/2020(c)	150,000	143,227
Citigroup, Inc.,
5.000%, 09/15/2014	150,000	155,172
Morgan Stanley,
5.050%, 01/21/2011	100,000	100,186
5.000%, 08/31/2025(c)	150,000	148,997
The Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	182,645

		730,227

Cosmetics & Personal Care (1.3%)
The Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	222,167

Diversified Financial Services (5.1%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	274,322
General Electric Capital Corp.,
5.250%, 10/19/2012	150,000	160,317
5.450%, 01/15/2013	140,000	150,556
Toyota Motor Credit Corp.,
5.450%, 05/18/2011	150,000	152,920
Wells Fargo Financial, Inc.,
5.500%, 08/01/2012	100,000	106,688

		844,803

Healthcare Products (1.0%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	159,361

Home Furnishings (1.0%)
Whirlpool Corp.,
6.500%, 06/15/2016	150,000	165,411

Household Products & Wares (1.0%)
Fortune Brands, Inc.,
6.375%, 06/15/2014	150,000	162,565

Insurance (0.9%)
WR Berkley Corp.,
5.600%, 05/15/2015	150,000	158,091

Pharmaceuticals (1.0%)
Eli Lilly & Co.,
6.000%, 03/15/2012	160,000	170,361

Retail (1.0%)
AutoZone, Inc.,
5.500%, 11/15/2015	150,000	163,150

	Principal Amount	Value
Telecommunications (0.8%)
Verizon Virginia, Inc.,
4.625%, 03/15/2013	$125,000	$132,021

TOTAL CORPORATE BONDS (AMORTIZED COST $3,220,448)		3,049,907

MUNICIPAL BONDS (2.8%)
Kansas (1.0%)
Johnson County Kansas, Build America General Obligation Bonds, Unified School District No. 232,
4.950%, 09/01/2019	150,000	157,047

North Dakota (0.9%)
Grand Forks ND, Build America Revenue Bonds,
4.500%, 09/01/2019	150,000	151,128

Texas (0.9%)
County of Galveston TX, Build America General Obligation Bonds,
4.200%, 02/01/2017	150,000	155,048

TOTAL MUNICIPAL BONDS (AMORTIZED COST $455,378)		463,223

U.S. GOVERNMENT & AGENCY OBLIGATIONS (14.1%)
Federal Farm Credit Bank (1.0%)
FFCB,
4.875%, 09/24/2014	150,000	168,451

Federal Home Loan Bank (1.7%)
FHLB,
5.250%, 09/13/2013	250,000	277,911

Federal Home Loan Mortgage Corp (1.0%)
FHLMC,
4.500%, 01/15/2015	150,000	165,689

U.S. Treasury (10.4%)
U.S. Treasury Inflation Indexed Bonds,
1.875%, 07/15/2015	168,657	182,703
2.625%, 07/15/2017	158,285	180,135
1.625%, 01/15/2018	156,593	167,566
2.125%, 01/15/2019	152,798	169,080
1.375%, 01/15/2020	306,149	318,155
U.S. Treasury Notes,
5.000%, 02/15/2011	100,000	100,563
4.875%, 02/15/2012	280,000	294,033
4.250%, 08/15/2013	150,000	163,312
4.000%, 02/15/2014	155,000	168,853

		1,744,400

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (AMORTIZED COST $2,228,297)		2,356,451

	Shares	Value
SHORT TERM INVESTMENT (1.1%)
Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.011%	181,610	$181,610

TOTAL SHORT TERM INVESTMENT (COST $181,610)		181,610

TOTAL INVESTMENTS (COST $14,719,212)	99.6%	16,615,367

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.4%	61,930

NET ASSETS	100.0%	$16,677,297

Common Abbreviations:

ADR - American Depositary Receipt

(a)	Non Income Producing Security.
(b)	Security is currently in default/non-income producing.
(c)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2010.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)		December 31, 2010

CORNERCAP SMALL-CAP VALUE FUND
	Shares	Value
COMMON STOCKS (95.5%)
Aerospace & Defense (2.4%)
Esterline Technologies Corp.(a)	7,000	$480,130

Banks (6.2%)
City Holding Co.	12,400	449,252
Lakeland Financial Corp.	20,550	441,003
Orrstown Financial Services, Inc.	12,760	349,752

		1,240,007

Building Materials (2.6%)
Apogee Enterprises, Inc.	37,910	510,648

Building Products (2.5%)
Insteel Industries, Inc.	39,830	497,477

Chemicals (6.8%)
KMG Chemicals, Inc.	28,500	472,245
Olin Corp.	17,680	362,794
OM Group, Inc.(a)	13,500	519,885

		1,354,924

Coal (2.6%)
Alpha Natural Resources, Inc.(a)	8,740	524,662

Commercial Services (2.4%)
Convergys Corp.(a)	35,530	467,930

Diversified Financial Services (2.0%)
Knight Capital Group, Inc., Class A(a)	28,150	388,188

Electrical Components & Equipment (1.9%)
Fushi Copperweld, Inc.(a)	43,530	386,546

Electronics (3.0%)
TTM Technologies, Inc.(a)	40,020	596,698

Engineering & Construction (2.0%)
EMCOR Group, Inc.(a)	13,900	402,822

Forest Products & Paper (2.3%)
Buckeye Technologies, Inc.	21,900	460,119

Gas (2.2%)
Nicor, Inc.	8,850	441,792

Healthcare Products (2.2%)
Kinetic Concepts, Inc.(a)	10,380	434,714

Healthcare Services (9.9%)
Almost Family, Inc.(a)	13,530	519,823
Coventry Health Care, Inc.(a)	19,390	511,896
Healthways, Inc.(a)	38,000	424,080
LHC Group, Inc.(a)	17,260	517,800

		1,973,599

	Shares	Value
Heavy Electrical Equipment (2.4%)
AZZ, Inc.	11,870	$474,919

Household Products & Wares (1.9%)
Central Garden and Pet Co.(a)	39,200	385,728

Industrial Machinery (7.2%)
Chart Industries, Inc.(a)	13,590	459,070
Crane Co.	11,165	458,547
EnPro Industries, Inc.(a)	12,420	516,175

		1,433,792

Insurance (6.1%)
HCC Insurance Holdings, Inc.	13,037	377,291
Navigators Group, Inc.(a)	9,360	471,276
SeaBright Insurance Holdings, Inc.	40,590	374,240

		1,222,807

Oil & Gas (7.3%)
Helmerich & Payne, Inc.	9,020	437,290
Tesoro Corp.	29,700	550,638
Unit Corp.(a)	9,830	456,898

		1,444,826

Oil & Gas Services (4.4%)
Cal Dive International, Inc.(a)	77,620	440,105
Oceaneering International, Inc.(a)	6,020	443,253

		883,358

Retail (6.4%)
Fred’s, Inc., Class A	30,400	418,304
Regis Corp.	28,040	465,464
Ruby Tuesday, Inc.(a)	30,040	392,322

		1,276,090

Savings & Loans (2.1%)
First Financial Holdings, Inc.	36,870	424,374

Software (2.0%)
Mantech International Corp.(a)	9,650	398,834

Telecommunications (2.7%)
Sierra Wireless, Inc.(a)	35,990	536,971

Wholesale Distribution (2.0%)
Core-Mark Holding Co., Inc.(a)	11,060	393,625

TOTAL COMMON STOCKS (COST $14,449,209)		19,035,580

	Shares	Value
SHORT TERM INVESTMENT (4.7%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.011%	932,218	932,218

TOTAL SHORT TERM INVESTMENT (COST $932,218)		932,218

TOTAL INVESTMENTS (COST $15,381,427)	100.2%	19,967,798

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(-0.2%)	(36,065)

NET ASSETS	100.0%	$19,931,733

(a) Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2010

CORNERCAP LARGE/MID-CAP VALUE FUND
	Shares	Value
COMMON STOCKS (96.0%)
Aerospace & Defense (2.1%)
Raytheon Co.	1,200	$55,608

Agriculture (4.3%)
Archer-Daniels-Midland Co.	1,850	55,648
Reynolds American, Inc.	1,820	59,368

		115,016

Apparel (2.1%)
VF Corp.	650	56,017

Banks (8.7%)
The Bank of New York Mellon Corp.	2,050	61,910
The Goldman Sachs Group, Inc.	345	58,015
JPMorgan Chase & Co.	1,300	55,146
Wells Fargo & Co.	1,940	60,121

		235,192

Biotechnology (2.0%)
Amgen, Inc.(a)	990	54,351

Chemicals (1.9%)
FMC Corp.	650	51,929

Commercial Services (6.0%)
Apollo Group, Inc., Class A(a)	1,385	54,694
R.R. Donnelley & Sons Co.	3,030	52,934
SAIC, Inc.(a)	3,440	54,558

		162,186

Computers (6.6%)
Computer Sciences Corp.	1,190	59,024
Hewlett-Packard Co.	1,330	55,993
Western Digital Corp.(a)	1,843	62,478

		177,495

Electric (4.3%)
NRG Energy, Inc.(a)	3,095	60,476
Public Service Enterprise Group, Inc.	1,780	56,622

		117,098

Electronics (2.6%)
Arrow Electronics, Inc.(a)	2,050	70,212

Engineering & Construction (1.8%)
URS Corp.(a)	1,200	49,932

Food (2.0%)
The Kroger Co.	2,430	54,335

Healthcare Products (1.9%)
Medtronic, Inc.	1,400	51,926

Healthcare Services (6.2%)
Aetna, Inc.	1,830	55,833
CIGNA Corp.	1,480	54,257
UnitedHealth Group, Inc.	1,600	57,776

		167,866

	Shares	Value
Household Products & Wares (2.0%)
Kimberly-Clark Corp.	860	$54,214

Insurance (4.2%)
Everest Re Group, Ltd.	650	55,133
Lincoln National Corp.	2,100	58,401

		113,534

Iron & Steel (2.0%)
Cliffs Natural Resources, Inc.	700	54,607

Media (1.8%)
The McGraw-Hill Cos., Inc.	1,360	49,518

Oil & Gas (11.3%)
ConocoPhillips	930	63,333
Diamond Offshore Drilling, Inc.	840	56,171
Marathon Oil Corp.	1,620	59,988
Transocean, Ltd.(a)	800	55,608
Valero Energy Corp.	3,050	70,516

		305,616

Oil & Gas Services (1.9%)
National Oilwell Varco, Inc.	780	52,455

Pharmaceuticals (2.1%)
Pfizer, Inc.	3,300	57,783

Retail (6.0%)
Aeropostale, Inc.(a)	2,080	51,251
Darden Restaurants, Inc.	1,050	48,762
The Gap, Inc.	2,815	62,324

		162,337

Semiconductors (2.0%)
Intel Corp.	2,555	53,732

Software (2.2%)
Microsoft Corp.	2,100	58,632

Telecommunications (6.1%)
AT&T, Inc.	1,995	58,613
CenturyLink, Inc.	1,180	54,481
Corning, Inc.	2,690	51,971

		165,065

Toys, Games, & Hobbies (1.9%)
Mattel, Inc.	1,980	50,351

TOTAL COMMON STOCKS (COST $2,359,629)		2,597,007

	Shares	Value
SHORT TERM INVESTMENT (7.0%)
Federal Treasury Obligation Money Market Fund,
7 Day Yield 0.011%	188,011	188,011

TOTAL SHORT TERM INVESTMENT (COST $188,011)		188,011

TOTAL INVESTMENTS (COST $2,547,640)	103.0%	$2,785,018

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(-3.0%)	(79,962)

NET ASSETS	100.0%	$2,705,056

(a) Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days and would be classified as Level 2 of the hierarchy. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

C. Federal Income Taxes – For federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to their shareholders.

D. Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

¡	Level 1 – Quoted prices in active markets for identical investments
¡	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
¡	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2010.

CornerCap Balanced Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$10,564,176	$–	$–	$10,564,176
Corporate Bonds	–	3,049,907	–	3,049,907
Municipal Bonds	–	463,223	–	463,223
U.S. Government & Agency Obligations	–	2,356,451	–	2,356,451
Short Term Investment	181,610	–	–	181,610

Total	$10,745,786	$5,869,581	$–	$16,615,367

CornerCap Small-Cap Value Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$19,035,580	$–	$–	$19,035,580
Short Term Investment	932,218	–	–	932,218
Total	$19,967,798	$–	$–	$19,967,798

CornerCap Large/Mid-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,597,007	$–	$–	$2,597,007
Short Term Investment	188,011	–	–	188,011
Total	$2,785,018	$–	$–	$2,785,018

* See Schedule of Investments for industry classification.

For the nine months ended December 31, 2010, the Funds did not have significant movement between Level 1 and Level 2 hierarchies, or significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

F. Unrealized Appreciation and Depreciation on Investments (tax basis) - The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purpose, including short-term securities at December 31 2010, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid- Cap Fund
Gross appreciation (excess of value over tax cost)	$2,546,749	$4,928,590	$278,329
Gross depreciation (excess of tax cost over value)	(650,594)	(585,225)	(40,951)
Net unrealized appreciation	1,896,155	4,343,365	237,378

Cost of investments for income tax purposes	$14,719,212	$15,624,433	$2,547,640

Item 2.  Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	February 25, 2011